Other Operating Expenses - Summary of Other Operating Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating expenses [line items]
Turnover tax	$ 190,149,358	$ 128,711,123	$ 109,594,057
From credit cards	61,395,366	53,529,578	46,642,668
Other adjustments and interests for miscellaneous obligations	9,470,756	3,754,386	1,570,677
Charges for other provisions	8,790,103	7,625,876	9,886,274
Deposit guarantee fund contributions	5,707,873	5,957,321	6,318,981
Insurance claims	2,570,038	1,357,839	543,355
Loss from sale or impairment of investment in properties and other non-financial assets	1,381,674	1,688,836	436,439
Donations	1,262,484	1,308,743	179,039
Taxes	362,433	2,624,857	2,868,750
From administrative, disciplinary and criminal penalties			252,534
Other	40,180,695	27,181,079	29,432,630
Operating expenses	$ 321,270,780	$ 233,739,638	$ 207,725,404